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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                         Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2002 through October 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.



                                     PIONEER
                             -----------------------
                                      HIGH
                                      YIELD
                                      FUND

                                     Annual
                                     Report

                                    10/31/03

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                              1
Portfolio Summary                                  2
Performance Update                                 3
Portfolio Management Discussion                    8
Schedule of Investments                           11
Financial Statements                              23
Notes to Financial Statements                     32
Report of Independent Auditors                    40
Trustees, Officers and Service Providers          41
Programs and Services for Pioneer Shareowners     48
Retirement Plans from Pioneer                     50

Pioneer High Yield Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

The stock market rally that began last spring extended into late summer as signs of an economic recovery accumulated. Gross domestic product, a tally of all goods and services produced in the United States, expanded, thanks to increased personal consumption, housing and business spending, low short-term interest rates and lower taxes on individuals. While broader market indicators managed small gains, the NASDAQ Composite rose sharply in the third quarter as investors sensed that companies might soon boost technology outlays. September's dip in consumer expectations linked to slow job creation, plus cutbacks in OPEC oil production, drove markets off their highest levels. Investors also kept an eye on the news, as U.S. troops came under daily fire in Iraq and tensions elsewhere remained.

As the economy appeared to strengthen, investors who had sought safety in U.S. Treasury issues grew less risk-averse. As a result, corporate bonds moved broadly higher and the Treasury bond rally stalled. Some of the biggest gains were recorded among lower-rated, high-yield bonds whose issuers often depend on a strong economy to boost earnings. Bonds in emerging and developed markets also did well, as economies stabilized and currencies rose against the slumping U.S. dollar.

Stocks and bonds, bonds and stocks

Over the past few years, investor sentiment has swung from stocks to bonds and back again, from U.S. government securities to corporate and international issues. Each sector has spent time in the spotlight or backstage, delivering periods of stronger or weaker performance relative to one another.

With sectors constantly moving in and out of favor, how can you increase your chances of holding investments that are performing well? By owning several kinds of securities, not just one or two. Through a process called asset allocation, you can create an investment mix that reflects your needs, taking into account such factors as your age, your financial goals and their timing, and, of course, your comfort level where risk is concerned.

Asset allocation is only one area in which a qualified investment professional can serve you well. Ask your advisor to review how shifting markets may have affected your asset allocation recently. And if you've never thought about asset allocation before, now is the best time to start.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ Osbert Hood

Osbert Hood, President and Chief Executive Officer
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

[begin boxed text]
-------------------------------
Pioneer's new
president

Osbert Hood was recently
named Chief Executive
Officer and President of
Pioneer Investments U.S.A.
Mr. Hood, formerly Pioneer's
Chief Operating Officer and
a key member of the senior
management committee,
joined Pioneer in 2000 from
John Hancock Financial
Services, where he had held
senior financial positions.
"I am excited and honored
to have the opportunity to
lead Pioneer as it continues
to grow," Mr. Hood said.
"As CEO I look forward to
furthering Pioneer's strategic
goals, including developing
new products that can
meet the wider needs of
investors and the advisers
who serve them."
-------------------------------
[end boxed text]

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------
(As a percentage of total investment portfolio)

[the following data was represented as a pie chart in the printed material]

Convertible Corporate Bonds             52.0%
Corporate Bonds                         43.1%
Temporary Cash Investments               4.1%
Convertible Preferred Stocks             0.7%
U.S. Common Stocks                       0.1%

Sector Distribution
--------------------------------------
(As a percentage of total long-term securities)

[the following data was represented as a pie chart in the printed material]

Information Technology                  28.5%
Health Care                             20.7%
Industrials                             11.6%
Materials                               14.8%
Financials                               9.0%
Consumer Discretionary                   7.5%
Energy                                   7.6%
Utilities                                0.2%
Consumer Staples                         0.1%


Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term securities)

[the following data was represented as a pie chart in the printed material]

B                                      34.0%
BB                                     25.7%
BBB                                     5.4%
Not Rated                              24.4%
CCC & Lower                             9.3%
Cash Equivalents                        1.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

 1. Tesoro Petroleum Corp., 9.625%, 4/1/12       3.14%
 2. Interpublic Group Inc., 7.85%, 10/15/05      2.81
 3. Conexant Systems Inc., 4.0%, 2/1/07          2.68
 4. Ivax Corp., 4.5%, 5/15/08                    2.58
 5. Texas Industries Inc., 10.25%, 6/15/11       2.52
 6. Crown Holdings, 9.5%, 3/1/11                 2.37
 7. Sepracor Inc., 5.0%, 2/15/07                 2.32
 8. Corning Inc., 3.5%, 11/1/08                  1.91
 9. SCI Systems Inc., 3.0%, 3/15/07              1.91
10. Crescent Real Estate, 9.25%, 4/15/09         1.85

* This list excludes temporary cash and derivative instruments. Fund holdings will vary for other periods.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/03                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/03   10/31/02
                 $11.59     $9.14

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/02 - 10/31/03)      Income       Capital Gains   Capital Gains
                          $0.7926      $ -             $0.0093

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns+
(As of October 31, 2003)

                   Net Asset   Public Offering
Period               Value         Price*
Life-of-Class
(2/12/98)          12.16%          11.26%
5 Years            17.12           16.05
1 Year             36.83           30.68

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period.

Value of $10,000 Investment+

[THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer
              High Yield      ML High Yield           ML Index of Convertible
Date            Fund*       Master II Index++      Bonds (Speculative Quality)++

2/98            $9,550           $10,000                    $10,000
                $8,260            $9,612                     $9,185
10/99          $10,069           $10,151                    $12,442
               $13,203            $9,980                    $14,165
10/01          $13,773            $9,985                    $10,316
               $13,302            $9,332                    $10,042
10/03          $18,201           $12,424                    $14,348

 + The performance of each class of the Fund from February 12, 1998 to February
   25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/03                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/03   10/31/02
                 $11.63     $9.16

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/02 - 10/31/03)      Income       Capital Gains   Capital Gains
                          $0.7122      $ -             $0.0093

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns+
(As of October 31, 2003)

                       If         If
Period                Held     Redeemed*
Life-of-Class
(2/12/98)            11.41%       11.30%
5 Years              16.36        16.25
1 Year               35.94        31.94

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

Value of $10,000 Investment+

[THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer
              High Yield      ML High Yield           ML Index of Convertible
Date            Fund*       Master II Index++      Bonds (Speculative Quality)++
2/98           $10,000           $10,000                    $10,000
                $8,602            $9,612                     $9,185
10/99          $10,412           $10,151                    $12,442
               $13,619            $9,980                    $14,165
10/01          $14,089            $9,985                    $10,316
               $13,497            $9,332                    $10,042
10/03          $18,249           $12,424                    $14,348

 + The performance of each class of the Fund from February 12, 1998 to February
   25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/03                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/03   10/31/02
                 $11.73     $9.25

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/02 - 10/31/03)      Income       Capital Gains   Capital Gains
                          $0.7175      $ -             $0.0093

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns+
(As of October 31, 2003)

                   Net Asset   Public Offering
Period               Value       Price/CDSC*
Life-of-Class
(2/12/98)            11.57%         11.37%
5 Years              16.55           16.31
1 Year               35.77           34.46

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the 1% sales charge at the beginning of the period. A 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

Value of $10,000 Investment+

[THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer
              High Yield      ML High Yield           ML Index of Convertible
Date            Fund*       Master II Index++      Bonds (Speculative Quality)++

2/98            $9,900           $10,000                    $10,000
                $8,517            $9,612                     $9,185
10/99          $10,310           $10,151                    $12,442
               $13,603            $9,980                    $14,165
10/01          $14,080            $9,985                    $10,316
               $13,492            $9,332                    $10,042
10/03          $18,319           $12,424                    $14,348

 + The performance of each class of the Fund from February 12, 1998 to February
   25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/03                                       CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/03   4/1/03***
                 $12.66     $11.18

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(4/1/03 - 10/31/03)       Income       Capital Gains   Capital Gains
                          $0.4145      $ -             $0.0093

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns**
(As of October 31, 2003)

                      If         If
Period               Held     Redeemed*
Life-of-Class       11.93%     11.93%
5 Years             17.04      17.04
1 Year              37.28      36.28


  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to CDSC.

Value of $10,000 Investment+

[THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer
              High Yield      ML High Yield           ML Index of Convertible
Date            Fund*       Master II Index++      Bonds (Speculative Quality)++

2/98            $10,000          $10,000                    $10,000
                 $8,602           $9,612                     $9,185
10/99           $10,461          $10,151                    $12,442
                $13,689           $9,980                    $14,165
10/01           $14,222           $9,985                    $10,316
                $13,761           $9,332                    $10,042
10/03           $18,891          $12,424                    $14,348

** Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the first public offering of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

*** Class R shares first publicly offered on April 1, 2003.

 + The performance of each class of the Fund from February 12, 1998 to February
   25, 2000 is the performance of Third Avenue High Yield Fund's single class which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/03                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/03   10/31/02
                 $11.56     $9.12

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/02 - 10/31/03)      Income       Capital Gains   Capital Gains
                          $0.8296      $ -             $0.0093

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns+
(As of October 31, 2003)
                      If         If
Period               Held*     Redeemed*
Life-of-Class
(2/12/98)           12.26%       12.26%
5 Years             17.21        17.21
1 Year              37.26        37.27

* All returns reflect reinvestment of distributions at net asset value.

Value of $10,000 Investment+

[THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer
              High Yield      ML High Yield           ML Index of Convertible
Date            Fund*       Master II Index++      Bonds (Speculative Quality)++

2/98           $10,000            $10,000                    $10,000
                $8,665             $9,612                     $9,185
10/99          $10,589            $10,151                    $12,442
               $13,827             $9,980                    $14,165
10/01          $14,420             $9,985                    $10,316
               $13,967             $9,332                    $10,042
10/03          $19,171            $12,424                    $14,348

 + The performance of each class of the Fund from February 12, 1998 to February
   25, 2000 is the performance of Third Avenue High Yield Fund's single class.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/03
--------------------------------------------------------------------------------

High-yield bonds enjoyed an outstanding year during the 12 months ended October 31, 2003. Here, Fund manager Margaret Patel explains the rebound in the high-yield market and what factors led to the Fund's outperformance.

Q:  How did the Fund perform?

A: During the 12 months ended October 31, 2003, the Fund had a total return based on net asset value of 36.83% for the Fund's Class A shares, 35.94% for Class B shares, 35.77% for Class C shares, 37.28% for Class R shares, and 37.26% for Class Y shares. To compare, the Merrill Lynch High Yield Master II Index returned 33.10%. The Fund's SEC 30-day yield on October 31, 2003 was 5.11%.

Q: What was the environment like for the high-yield market during the past six months?

A: A strong rally starting in October 2002 and sustained through the end of the period helped propel high-yield bonds higher. The economy stabilized and showed modest growth, and defaults, which peaked in January 2002, declined significantly. Investors became more comfortable investing in asset classes that carry more volatility, so high-yield bonds improved relative to other fixed-income asset classes as new assets poured into the sector. The Federal Reserve Board helped buoy investor sentiment by bringing short-term interest rates down to historically low levels.

Q. What factors helped the Fund outperform the Merrill Lynch High Yield Master II Index?

A. The most significant factor helping Fund performance was our decision to emphasize industries that started the period at very depressed levels due to negative sentiment, but that turned around significantly as the outlook improved. Included in this group were the technology, health care and biotechnology sectors. Technology was the top-performing sector during the past year in response to stability in the industry and signs of improving economic growth. The economically sensitive semiconductor industry benefited in particular from investors' increased appetite for cyclical investments. Health care and biotechnology securities improved due to a more positive regulatory backdrop. The Fund also benefited from its significant exposure to convertible securi-

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    ties - bonds that are exchangeable for a set number of shares of common stock at a certain price - many of which improved in concert with share-price increases in their underlying stocks.

Q.  What was your strategy during the period?

A. We continued to look for leaders within industries that were growing or rebounding. To that end, we maintained a significant focus on the technology industry, which, though volatile, was growing at a faster rate than the overall economy. We were particularly attracted to semiconductor firms and semiconductor capital equipment manufacturers. We also added to economically sensitive areas such as basic materials, chemicals, construction materials, non-ferrous metals, packaging and paper and forest products. We expect the economy to strengthen, benefiting companies in these sectors. Meanwhile, we avoided sectors that we felt were not particularly sensitive to an economic upturn or that were subject to pricing pressures, such as telecommunications, textiles and retailing.

Q:  Can you please review why you are attracted to convertible securities?

A: When we invest in convertible securities, we try to locate those that are selling at discounted prices and offering high yields. Our aim is to invest in convertible securities issued by companies within industries where generic high-yield bonds are not in strong supply, especially smaller companies within rapidly growing industries. Discounted convertible securities are attractive because their prices can appreciate more than regular bonds if the underlying value of the company's stock rises. At the same time, holders of convertible bonds can earn the same attractive yields as those found in the high-yield market. Technology and health care are two sectors where the Fund is heavily invested in convertible securities.

Q: Which investments proved to be some of the top performers during the fiscal year? Which disappointed?

A: During the past 12 months, most of the Fund's investments enjoyed significant price appreciation. The technology sector, in particular, continued to show strength in bouncing back from low levels. Within technology, many companies showed an improving revenue outlook. The securities rebounded from extremely

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/03                             (continued)
--------------------------------------------------------------------------------

    depressed prices to reach those that reflected improved stability and growth of revenues and cash flow. Two semiconductor-related firms, Cymer and Conexant Systems, posted very strong performance due to an improved outlook for microchip demand, and because investors became more comfortable investing in volatile pockets of the market. Tesoro Petroleum, a refiner based on the West Coast, benefited from strong demand for refined products and dramatically improving refining margins. Cyclically oriented non-ferrous metals producers Inco and Freeport McMoRan rose due to signs of improving economic growth. Affymetrix, which produces gene-based testing kits, also offered strong performance due to investor optimism about the firm's prospects. And Xerox rebounded because of a better outlook wrought by new management, which is expanding the company's advanced equipment lines.

    On the down side, Fibermark declined. This producer of specialty fiber-based products suffered from weak demand, pricing pressure among commodity-based portions of the packaging market and the incursion of cheaper-priced imports. Basic chemical producer PolyOne suffered from pricing pressure, soft demand and overcapacity.

Q:  What is your outlook?

A: The outlook for high-yield bonds remains positive, even after a 12-month period of significant capital appreciation. This optimism is based on the expectation that the economy will most likely continue to grow at rates above the historical annual average of 3%. With modest growth and declining default rates, we have the potential to benefit from some capital appreciation of selected issues, assuming that the yield on intermediate Treasury bonds remains within current ranges. In addition, more than half of the Fund is currently invested in convertible securities. These issues provide both income and, should the economy continue to advance, the possibility for further capital appreciation, along with the prices of the underlying equities.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03
--------------------------------------------------------------------------------

    Shares                                                                     Value
                  CONVERTIBLE PREFERRED STOCKS - 0.7%
                  Capital Goods - 0.3%
                  Construction & Farm Machinery & Heavy Trucks - 0.3%
     398,127      Cummins Capital Trust I, 7.0%, 6/15/31              $   24,385,279
                                                                      --------------
                  Total Capital Goods                                 $   24,385,279
                                                                      --------------
                  Diversified Financials - 0.2%
                  Consumer Finance - 0.2%
     290,500      Nuevo Energy, 5.75%, 12/15/26                       $   11,329,500
                                                                      --------------
                  Total Diversified Financials                        $   11,329,500
                                                                      --------------
                  Materials - 0.2%
                  Construction Materials - 0.0%
      95,130      TXI Capital Trust I, 5.5%, 6/30/28                  $    3,472,245
                                                                      --------------
                  Paper Products - 0.2%
     287,020      Boise Cascade, 7.5%, 12/16/04                       $   13,346,430
                                                                      --------------
                  Total Materials                                     $   16,818,675
                                                                      --------------
                  TOTAL CONVERTIBLE PREFERRED STOCKS
                  (Cost $43,290,480)                                  $   52,533,454
                                                                      --------------

   Principal
    Amount
                  CONVERTIBLE CORPORATE BONDS - 52.9%
                  Energy - 0.9%
                  Oil & Gas Drilling - 0.3%
$ 20,250,000      Pride International, Inc., 3.25%, 5/1/33 (144A)     $   20,351,250
                                                                      --------------
                  Oil & Gas Exploration & Production - 0.6%
  36,770,000      McMoran Exploration Co., 6.0%, 7/2/08 (144A)+       $   46,168,412
                                                                      --------------
                  Total Energy                                        $   66,519,662
                                                                      --------------
                  Materials - 3.9%
                  Diversified Metals & Mining - 3.0%
  81,650,000      Freeport McMoRan Copper & Gold, Inc., 7.0%,
                    2/11/11                                           $  126,557,500
  73,450,000      Inco Ltd., 3.5%, 3/14/52                               105,859,813
                                                                      --------------
                                                                      $  232,417,313
                                                                      --------------
                  Gold - 0.0%
   2,000,000      Placer Dome, Inc., 2.75%, 10/15/23 (144A)           $    2,205,000
                                                                      --------------

The accompanying notes are an integral part of these financial statements.   11

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03                                     (continued)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                     Value
                  Specialty Chemicals - 0.9%
$130,700,000      RPM International, Inc., 1.389%, 5/13/33 (144A)     $   65,840,125
                                                                      --------------
                  Total Materials                                     $  300,462,438
                                                                      --------------
                  Capital Goods - 3.4%
                  Aerospace & Defense - 0.9%
  57,835,000      EDO Corp., 5.25%, 4/15/07+                          $   62,028,037
   8,500,000      Invision Technologies, 3.0%, 10/1/23 (144A)              9,148,125
                                                                      --------------
                                                                      $   71,176,162
                                                                      --------------
                  Building Products - 0.6%
  40,580,000      Lennox International, 6.25%, 6/1/09                 $   48,493,100
                                                                      --------------
                  Construction & Engineering - 1.2%
  33,440,000      Quanta Services, Inc., 4.0%, 7/1/07                 $   30,346,800
  53,250,000      Quanta Services, Inc., 4.5%, 10/1/23 (144A)             58,841,250
                                                                      --------------
                                                                      $   89,188,050
                                                                      --------------
                  Construction & Farm Machinery & Heavy Trucks - 0.7%
  36,000,000      Wabash National Corp., 3.25%, 8/1/08 (144A)+        $   50,445,000
                                                                      --------------
                  Total Capital Goods                                 $  259,302,312
                                                                      --------------
                      Commercial Services & Supplies - 0.4%
                  Environmental Services - 0.4%
  31,500,000      Icos Corp., 2.0%, 7/1/23 (144A)                     $   32,799,375
                                                                      --------------
                  Total Commercial Services & Supplies                $   32,799,375
                                                                      --------------
                  Automobiles & Components - 0.3%
                  Auto Parts & Equipment - 0.3%
  27,210,000      Tower Automotive, Inc., 5.0%, 8/1/04                $   26,257,650
                                                                      --------------
                  Total Automobiles & Components                      $   26,257,650
                                                                      --------------
                  Retailing - 0.7%
                  Specialty Stores - 0.7%
  15,500,000      Pep Boys-Manny Moe Jack, 4.25%, 6/1/07              $   16,643,125
  41,203,000      Sonic Automotive, Inc., 5.25%, 5/7/09                   38,576,309
                                                                      --------------
                  Total Retailing                                     $   55,219,434
                                                                      --------------
                  Health Care Equipment & Services - 1.8%
                  Health Care Equipment - 0.6%
  40,500,000      Wilson Greatbatch Technology, 2.25%,
                    6/15/13 (144A)                                    $   45,714,375
                                                                      --------------


12 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount                                                                   Value
                  Health Care Facilities - 1.2%
$ 47,780,000      Community Health Systems, 4.25%, 10/15/08         $   49,870,375
  48,500,000      Lifepoint Hospitals Holdings, 4.5%, 6/1/09            46,681,250
                                                                    --------------
                                                                    $   96,551,625
                                                                    --------------
                  Total Health Care Equipment & Services            $  142,266,000
                                                                    --------------
                  Pharmaceuticals & Biotechnology - 17.9%
                  Biotechnology - 8.9%
  49,472,000      Affymetrix Inc., 5.0%, 10/1/06                    $   50,028,560
  64,185,000      Affymetrix Inc., 4.75%, 2/15/07                       61,457,137
  63,690,000      Cubist Pharmaceuticals, 5.5%, 11/1/08                 54,614,175
  87,369,000      CV Therapeutics, 4.75%, 3/7/07+                       77,976,832
  37,600,000      CV Therapeutics, 2.0%, 5/16/23 (144A)+                27,307,000
 117,736,000      Enzon Inc., 4.5%, 7/1/08                              99,486,920
  48,026,000      Human Genome Sciences, 5.0%, 2/1/07                   44,484,083
 121,219,000      Human Genome Sciences, 3.75%, 3/15/07                107,278,815
   4,850,000      Invitrogen Corp., 2.25%, 12/15/06                      4,916,688
  35,116,000      Invitrogen Corp., 5.5%, 3/1/07                        36,169,480
  32,838,000      Protein Design Labs, Inc., 5.5%, 2/15/07              33,864,187
  98,427,000      Vertex Pharmaceuticals Inc., 5.0%, 9/19/07            87,107,895
                                                                    --------------
                                                                    $  684,691,772
                                                                    --------------
                  Pharmaceuticals - 8.8%
  22,480,000      Alpharma Inc., 5.75%, 4/1/05+                     $   21,721,300
  67,998,000      Alpharma Inc., 3.0%, 6/1/06+                          79,557,660
 199,355,000      Ivax Corp., 4.5%, 5/15/08                            194,121,931
  36,450,000      KV Pharmaceuticals Co., 2.5%, 5/16/33 (144A)+         43,876,688
  23,950,000      Ligand Pharmaceuticals, 6.0%, 11/16/07+               56,761,500
 110,900,000      Sepracor Inc., 5.75%, 11/15/06                       106,048,125
 186,595,000      Sepracor Inc., 5.0%, 2/15/07                         173,999,837
                                                                    --------------
                                                                    $  676,087,041
                                                                    --------------
                     Pharmaceuticals & Biotechnology - 0.2%
  11,850,000      Millennium Pharmaceuticals, 5.5%, 1/15/07         $   11,687,063
                                                                    --------------
                  Total Pharmaceuticals & Biotechnology             $1,372,465,876
                                                                    --------------
                  Insurance - 0.2%
  13,840,000      Ohio Casualty Corp., 5.0%, 3/19/22                $   13,684,300
                                                                    --------------
                  Total Insurance                                   $   13,684,300
                                                                    --------------


The accompanying notes are an integral part of these financial statements.   13

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03                                     (continued)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                  Value
                  Real Estate - 0.0%
$  1,000,000      LNR Property Corp., 5.5%, 3/1/23                 $    1,157,500
                                                                   --------------
                  Total Real Estate                                $    1,157,500
                                                                   --------------
                  Software & Services - 2.8%
                  Application Software - 1.7%
  58,750,000      BEA Systems Inc., 4.0%, 12/15/06                 $   58,456,250
  24,070,000      Manugistics Group Inc., 5.0%, 11/1/07                21,723,175
  43,650,000      Mentor Graphics, 6.875%, 6/15/07                     48,287,813
   2,000,000      Mercury Interactive Corp., 4.75%, 7/1/07              1,990,000
                                                                   --------------
                                                                   $  130,457,238
                                                                   --------------
                  Data Processing & Outsourced Services - 0.4%
  32,208,000      Checkfree Holdings Corp., 6.5%, 12/1/06          $   32,288,520
                                                                   --------------
                      IT Consulting & Other Services - 0.7%
  59,597,000      Safeguard Scientifics, 5.0%, 6/15/06             $   54,531,255
                                                                   --------------
                  Total Software & Services                        $  217,277,013
                                                                   --------------
                     Technology Hardware & Equipment - 9.3%
                  Semiconductor Equipment - 0.5%
  35,600,000      LSI Logic Corp., 4.0%, 5/16/10 (144A)            $   39,649,500
                                                                   --------------
                  Communications Equipment - 4.2%
  66,931,000      Adaptec Inc., 3.0%, 3/5/07+                      $   64,253,760
  39,600,000      Adaptec Inc., 3.0%, 3/5/07 (144A)+                   38,016,000
  36,520,000      Commscope Inc., 4.0%, 12/15/06                       34,420,100
 112,309,000      Corning Inc., 3.5%, 11/1/08                         143,615,134
  41,175,000      Finisar Corp., 2.5%, 10/15/10 (144A)+                44,983,688
   1,000,000      Finisar Corp., 5.25%, 10/15/08+                         936,250
                                                                   --------------
                                                                   $  326,224,932
                                                                   --------------
                      Computer Storage & Peripherals - 0.4%
   7,045,000      Electronics for Imaging, 1.5%, 6/1/23 (144A)     $    8,418,775
  16,300,000      Maxtor Corp., 6.8%, 4/30/10 (144A)                   24,939,000
                                                                   --------------
                                                                   $   33,357,775
                                                                   --------------


14 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount                                                                    Value
                  Electronic Equipment & Instruments - 2.3%
$ 41,580,000      Electro Scientific Industries, 4.25%, 12/21/06     $   39,916,800
  37,900,000      Flir Systems, Inc., 3.0%, 6/1/23 (144A)                38,705,375
  33,655,000      Radisys Corp., 5.5%, 8/15/07                           32,981,900
  66,004,000      Veeco Instruments, 4.125%, 12/21/08+                   64,683,920
                                                                     --------------
                                                                     $  176,287,995
                                                                     --------------
                  Electronic Manufacturing Services - 1.9%
 154,935,000      SCI Systems, Inc., 3.0%, 3/15/07                   $  143,314,875
                                                                     --------------
                  Total Technology Hardware & Equipment              $  718,835,077
                                                                     --------------
                  Semiconductors - 11.3%
                  Semiconductor Equipment - 6.2%
  47,271,000      Advanced Energy Industries, Inc., 5.25%,
                    11/15/06                                         $   44,789,272
  64,350,000      Axcelis Technologies, 4.25%, 1/15/07                   61,615,125
  96,187,000      Brooks Automation, Inc., 4.75%, 6/1/08                 91,257,416
  23,725,000      Cymer, Inc., 3.5%, 2/15/09                             26,868,562
  83,550,000      EMCORE Corp., 5.0%, 5/15/06                            73,106,250
  36,656,000      FEI Co., 5.5%, 8/15/08                                 36,197,800
  54,988,000      LAM Research Corp., 4.0%, 6/1/06                       54,850,530
  53,514,000      Phototronics, Inc., 4.75%, 12/15/06                    53,112,645
  34,400,000      Skyworks Solutions, 4.75%, 11/15/07                    41,710,000
                                                                     --------------
                                                                     $  483,507,600
                                                                     --------------
                  Semiconductors - 5.1%
 228,815,000      Conexant Systems, Inc., 4.0%, 2/1/07               $  201,071,181
  64,200,000      International Rectifier Corp., 4.25%, 7/15/07          62,916,000
  15,125,000      LSI Logic Corp., 4.0%, 11/1/06                         14,633,437
   8,390,000      PMC-Sierra, Inc., 3.75%, 08/15/06                       8,138,300
 103,544,000      Triquint Semiconductor, 4.0%, 3/1/07                   94,483,900
  11,519,000      Vitesse Semiconductor Corp., 4.0%, 3/15/05             11,187,829
                                                                     --------------
                                                                     $  392,430,647
                                                                     --------------
                  Total Semiconductors                               $  875,938,247
                                                                     --------------
                  TOTAL CONVERTIBLE CORPORATE BONDS
                  (Cost $3,585,568,010)                              $4,082,184,884
                                                                     --------------


The accompanying notes are an integral part of these financial statements.   15

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03                                     (continued)
--------------------------------------------------------------------------------

    Shares                                                                     Value
                  COMMON STOCK - 0.1%
                  Energy - 0.1%
     818,381      Semco Energy, Inc.                                  $    4,001,883
                                                                      --------------
                  Total Energy                                        $    4,001,883
                                                                      --------------
                  TOTAL COMMON STOCK
                  (Cost $10,625,818)                                  $    4,001,883
                                                                      --------------

   Principal
    Amount                                                                     Value
                  CORPORATE BONDS - 43.6%
                  Energy - 6.4%
                  Oil & Gas Equipment and Services - 0.7%
$ 11,650,000      Grant Prideco Escrow, 9.0%, 12/15/09                $   12,582,000
   2,535,000      Key Energy Services, Inc., 6.375%, 5/1/13                2,547,675
  35,649,000      Transmontaigne Inc., 9.125%, 6/1/10 (144A)              38,679,165
                                                                      --------------
                                                                      $   53,808,840
                                                                      --------------
                  Oil & Gas Exploration & Production - 0.6%
  10,640,000      Houston Exploration Co., 7.0%, 6/15/13 (144A)       $   10,773,000
   2,000,000      Houston Exploration Co., 7.0%, 6/15/13                   2,020,000
  19,848,000      Nuevo Energy Co., 9.375%, 10/1/10                       21,634,320
  15,050,000      Tom Brown, Inc., 7.25%, 9/15/13                         15,727,250
                                                                      --------------
                                                                      $   50,154,570
                                                                      --------------
                  Oil & Gas Refining Marketing & Transportation - 5.1%
  12,000,000      Giant Industries, 11.0%, 5/15/12                    $   12,480,000
  16,600,000      Tesoro Petroleum Corp., 8.0%, 4/15/08                   17,596,000
  49,460,000      Tesoro Petroleum Corp., 9.0%, 7/1/08                    49,830,950
  75,400,000      Tesoro Petroleum Corp., 9.625%, 11/1/08                 77,850,500
 228,080,000      Tesoro Petroleum Corp., 9.625%, 4/1/12                 235,492,600
                                                                      --------------
                                                                      $  393,250,050
                                                                      --------------
                  Total Energy                                        $  497,213,460
                                                                      --------------


16 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount                                                                   Value
                 Materials - 10.3%
                 Commodity Chemicals - 1.5%
$13,425,000      Nova Chemicals Corp., 7.0%, 5/15/06                $   14,029,125
 52,680,000      Nova Chemicals Corp., 7.4%, 4/1/09                     55,050,600
 32,500,000      Nova Chemicals Corp., 7.875%, 9/15/25                  33,475,000
 15,900,000      Nova Chemicals Corp., 7.25%, 8/15/28                   16,536,000
                                                                    --------------
                                                                    $  119,090,725
                                                                    --------------
                 Construction Materials - 2.4%
169,660,000      Texas Industries, Inc., 10.25%, 6/15/11 (144A)     $  189,170,900
                                                                    --------------
                 Metal & Glass Containers - 3.3%
 18,845,000      Ball Corp., 6.875%, 12/15/12                       $   19,645,912
160,371,000      Crown Holdings, 9.5%, 3/1/11                          178,011,810
 48,830,000      Crown Holdings, 10.875%, 3/1/13                        55,666,200
                                                                    --------------
                                                                    $  253,323,922
                                                                    --------------
                 Paper Products - 2.9%
 45,000,000      Bowater Canada Finance, 7.95%, 11/15/11            $   45,659,970
126,435,000      Bowater, Inc., 6.5%, 6/15/13 (144A)                   116,250,281
 15,430,000      Bowater, Inc., 6.5%, 6/15/13                           14,187,067
  9,120,000      Bowater, Inc., 9.375%, 12/15/21                         9,546,670
 53,675,000      Fibermark, Inc., 10.75%, 4/15/11                       35,425,500
                                                                    --------------
                                                                    $  221,069,488
                                                                    --------------
                 Specialty Chemicals - 0.2%
  3,000,000      Geon Co., 6.875%, 12/15/05                         $    2,850,000
 10,630,000      Polyone Corp., 8.875%, 5/1/12                           8,876,050
                                                                    --------------
                                                                    $   11,726,050
                                                                    --------------
                 Total Materials                                    $  794,381,085
                                                                    --------------
                 Capital Goods - 4.5%
                 Aerospace & Defense - 1.2%
 52,675,000      DRS Technologies, Inc., 6.875%, 11/1/13 (144A)     $   52,938,375
 22,315,000      Esterline Technologies, 7.75%, 6/15/13 (144A)          23,821,263
 11,620,000      L-3 Communication Corp., 7.625%, 6/15/12               12,665,800
                                                                    --------------
                                                                    $   89,425,438
                                                                    --------------
                 Building Products - 0.4%
 28,600,000      NCI Building Systems, Inc., 9.25%, 5/1/09          $   30,101,500
                                                                    --------------


The accompanying notes are an integral part of these financial statements.   17

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03                                     (continued)
--------------------------------------------------------------------------------

   Principal
    Amount                                                              Value
                 Construction & Farm Machinery & Heavy Trucks - 0.1%
$ 2,500,000      Cummins Capital Trust I, 9.5%, 12/1/10        $    2,875,000
  1,445,000      Cummins Capital Trust I, 7.125%, 3/1/28            1,343,850
  5,555,000      Navistar International, 9.375%, 6/1/06             6,082,725
                                                               --------------
                                                               $   10,301,575
                                                               --------------
                 Industrial Machinery - 2.8%
121,385,000      JLG Industries, Inc., 8.375%, 6/15/12         $  121,991,925
 47,725,000      Manitowoc, Inc., 10.5%, 8/1/12                    54,167,875
  3,500,000      SPX Corp., 6.25%, 6/15/11                          3,508,750
 36,980,000      SPX Corp., 7.5%, 1/1/13                           39,476,150
                                                               --------------
                                                               $  219,144,700
                                                               --------------
                 Total Capital Goods                           $  348,973,213
                                                               --------------
                 Transportation - 0.7%
 47,650,000      Petroleum Helicopters, 9.375%, 5/1/09         $   51,223,750
                                                               --------------
                 Total Transportation                          $   51,223,750
                                                               --------------
                 Automobiles & Components - 1.6%
 47,260,000      Intermet Corp., 9.75%, 6/15/09                $   47,378,150
 86,850,000      RJ Tower Corp., 12.0%, 6/1/13 (144A)              79,902,000
                                                               --------------
                                                               $  127,280,150
                                                               --------------
                 Total Automobiles & Components                $  127,280,150
                                                               --------------
                 Consumer Durables & Apparel - 0.3%
 24,450,000      Beazer Homes USA, 8.375%, 4/15/12             $   26,772,750
                                                               --------------
                 Total Consumer Durables & Apparel             $   26,772,750
                                                               --------------
                 Media - 3.6%
                 Advertising - 2.7%
199,125,000      Interpublic Group, Inc., 7.875%, 10/15/05     $  211,072,500
                                                               --------------
                 Publishing - 0.9%
 54,760,000      Houghton Mifflin Co., 8.25%, 2/1/11           $   57,908,700
  9,965,000      Houghton Mifflin Co., 9.875%, 2/1/13              10,774,656
                                                               --------------
                                                               $   68,683,356
                                                               --------------
                 Total Media                                   $  279,755,856
                                                               --------------


18 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount                                                                    Value
                 Retailing - 2.7%
                 Department Stores - 1.8%
$16,597,000      J.C. Penney Co., Inc., 9.75%, 6/15/21               $   17,260,880
122,502,000      J.C. Penney Co., Inc., 7.625%, 3/1/97                  117,601,920
                                                                     --------------
                                                                     $  134,862,800
                                                                     --------------
                 Distributors - 0.7%
 55,795,000      Wesco Distribution Inc., 9.125%, 6/1/08             $   56,352,950
                                                                     --------------
                 Specialty Stores - 0.2%
 14,205,000      Sonic Automotive Inc., 8.625%, 8/15/13 (144A)       $   15,021,788
                                                                     --------------
                 Total Retailing                                     $  206,237,538
                                                                     --------------
                 Health Care Equipment & Services - 0.1%
  8,685,000      Fisher Scientific International, 8.125%, 5/1/12     $    9,336,375
  1,600,000      Fisher Scientific International, 8.0%, 9/1/13
                   (144A) 1,720,000
                                                                     --------------
                                                                     $   11,056,375
                                                                     --------------
                 Total Health Care Equipment & Services              $   11,056,375
                                                                     --------------
                 Pharmaceuticals & Biotechnology - 0.4%
                 Biotechnology - 0.1%
  7,500,000      Bio-Rad Laboratories, 7.5%, 8/15/13 (144A)          $    7,893,750
                                                                     --------------
                 Pharmaceuticals - 0.3%
 22,218,000      Alpharma, Inc., 8.625%, 5/1/11 (144A)               $   22,162,455
                                                                     --------------
                 Total Pharmaceuticals & Biotechnology               $   30,056,205
                                                                     --------------
                 Real Estate - 8.4%
                 Real Estate Management & Development - 3.3%
 77,890,000      Forest City Enterprises, 7.625%, 6/1/15             $   81,005,600
 16,150,000      LNR Property Corp., 7.625%, 7/15/13 (144A)              16,634,500
 98,960,000      LNR Property Corp., 7.25%, 10/15/13 (144A)              99,949,600
 53,140,000      LNR Property Corp., 5.5%, 3/1/23 (144A)                 61,509,550
                                                                     --------------
                                                                     $  259,099,250
                                                                     --------------


The accompanying notes are an integral part of these financial statements.   19

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03                                     (continued)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                  Value
                 Real Estate Investment Trusts - 5.1%
$62,255,000      BF Saul Real Estate Investment Trust, 9.75%,
                   4/1/08                                          $   63,811,375
 42,496,000      Crescent Real Estate, 7.5%, 9/15/07                   43,558,400
128,590,000      Crescent Real Estate, 9.25%, 4/15/09                 138,877,200
 36,005,000      Meristar Hospitality Operations Finance Corp.,
                   10.5%, 6/15/09                                      39,065,425
 53,391,000      Meristar Hospitality, 9.0%, 1/15/08                   56,060,550
 49,010,000      Meristar Hospitality, 9.125%, 1/15/11                 51,828,075
                                                                   --------------
                                                                   $  393,201,025
                                                                   --------------
                 Total Real Estate Investment Trusts               $  652,300,275
                                                                   --------------
                 Technology Hardware & Equipment - 4.3%
                 Communications Equipment - 1.1%
 15,264,000      Corning Glass, 8.875%, 3/15/16                    $   16,943,040
 23,340,000      Corning Inc., 8.875%, 8/16/21                         25,323,900
 13,083,000      Lucent Technologies, Inc., 5.5%, 11/15/08             12,167,190
  1,000,000      Lucent Technologies, Inc., 6.5%, 1/15/28                 775,000
 33,730,000      Lucent Technologies, Inc., 6.45%, 3/15/29             26,056,425
                                                                   --------------
                                                                   $   81,265,555
                                                                   --------------
                 Electronic Manufacturing Services - 1.0%
 65,400,000      Sanmina-SCI Corp., 10.375%, 1/15/10               $   77,172,000
                                                                   --------------
                 Office Electronics - 0.3%
 25,426,000      Xerox Corp., 8.0%, 2/1/27                         $   23,010,530
                                                                   --------------
                 Technology Distributors - 1.9%
 32,445,000      Arrow Electronic, Inc., 6.875%, 7/1/13            $   33,024,241
 57,318,000      Arrow Electronic, Inc., 6.875%, 6/1/18                56,665,836
 29,268,000      Arrow Electronic, Inc., 7.5%, 1/15/27                 28,176,801
 28,420,000      Ingram Micro, Inc., 9.875%, 8/15/08                   30,658,075
                                                                   --------------
                                                                   $  148,524,953
                                                                   --------------
                 Total Technology Hardware & Equipment             $  329,973,038
                                                                   --------------
                 Semiconductors - 0.1%
  4,500,000      Fairchild Semiconductor, 5.0%, 11/1/08            $    4,708,125
                                                                   --------------
                 Total Semiconductors                              $    4,708,125
                                                                   --------------


20 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount                                                                 Value
                 Utilities - 0.2%
$11,471,000      National Waterworks Co., 10.5%, 12/1/12          $   12,847,520
                                                                  --------------
                 Total Utilities                                  $   12,847,520
                                                                  --------------
                 TOTAL CORPORATE BONDS
                 (Cost $3,194,017,639)                            $3,372,779,340
                                                                  --------------
                 TEMPORARY CASH INVESTMENTS - 4.1%
                 Repurchase Agreement - 0.7%
 58,000,000      UBS Warburg, Inc., 0.97%, dated 10/31/2003,
                 repurchase price of $58,000,000 plus accrued
                 interest on 11/3/03 collateralized by
                 $59,205,000 U.S. Treasury Notes, 0.92%           $   58,000,000
                                                                  --------------
                 Total Repurchase Agreement                       $   58,000,000
                                                                  --------------
                 Securities Lending Collateral - 3.4%
259,195,285      Securities Lending Investment Fund, 0.99%        $  259,195,285
                                                                  --------------
                 Total Securities Lending Collateral              $  259,195,285
                                                                  --------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $317,195,285)                              $  317,195,285
                                                                  --------------
                 TOTAL INVESTMENT IN SECURITIES - 101.4%
                 (Cost $7,150,697,232) (a)                        $7,828,694,846
                                                                  --------------
                 OTHER ASSETS AND LIABILITIES - (1.4)%            $ (106,452,955)
                                                                  --------------
                 TOTAL NET ASSETS - 100.0%                        $7,722,241,891
                                                                  ==============


The accompanying notes are an integral part of these financial statements.   21

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03                                     (continued)
--------------------------------------------------------------------------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2003, the value of these securities amounted to $1,333,835,565 or 17.27% of total net assets.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

(a) At October 31, 2003, the net unrealized gain on investments based on the cost for federal income tax purposes of $7,153,422,721 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                      $722,288,851
      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                      $(47,016,726)
                                                                    ------------
      Net unrealized gain                                            $675,272,125
                                                                    ============

      Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2003, aggregated $5,154,899,907 and $2,088,091,334, respectively.


22 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/03
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated, at value (including
     securities loaned of $253,549,373) (cost $6,567,128,463)      $7,149,978,799
  Investment in securities of affiliated issuers
     (cost $583,568,769)                                              678,716,047
     Total Investment in Securities (cost $7,150,697,232)          $7,828,694,846
                                                                   --------------
  Cash                                                                 27,952,025
  Receivables -
     Investment securities sold                                        49,787,887
     Fund shares sold                                                  56,136,766
     Dividends and Interest                                           128,081,139
  Other                                                                   947,489
                                                                   --------------
       Total assets                                                $8,091,600,152
                                                                   --------------

LIABILITIES:
  Payables -
     Investment securities purchased                               $   86,771,168
     Fund shares repurchased                                           13,552,277
     Upon return of securities loaned                                 259,195,285
  Due to affiliates                                                     9,253,612
  Accrued expenses                                                        585,919
                                                                   --------------
       Total liabilities                                           $  369,358,261
                                                                   --------------
NET ASSETS:
  Paid-in capital                                                  $7,039,915,092
  Accumulated net realized gain on investments                          4,329,185
  Net unrealized gain on investments                                  677,997,614
                                                                   --------------
       Total net assets                                            $7,722,241,891
                                                                   ==============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $3,268,358,551/282,113,431 shares)             $        11.59
                                                                   ==============
  Class B (based on $1,868,748,826/160,751,979 shares)             $        11.63
                                                                   ==============
  Class C (based on $2,413,414,850/205,806,601 shares)             $        11.73
                                                                   ==============
  Class R (based on $202,759/16,015 shares)                        $        12.66
                                                                   ==============
  Class Y (based on $171,516,905/14,837,430 shares)                $        11.56
                                                                   ==============
MAXIMUM OFFERING PRICE:
  Class A ($11.59/95.5%)                                           $        12.14
                                                                   ==============
  Class C ($11.73/99.0%)                                           $        11.85
                                                                   ==============


The accompanying notes are an integral part of these financial statements.   23

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/03

INVESTMENT INCOME:
  Interest (including income from affiliated issuers of
     $16,235,237)                                            $456,720,900
  Dividends                                                    11,558,642
  Income from securities loaned, net                              545,924
                                                             ------------
                                                                                $  468,825,466
                                                                                --------------
EXPENSES:
  Management fees                                            $ 34,350,758
  Transfer agent fees
     Class A                                                    3,317,998
     Class B                                                    2,632,926
     Class C                                                    2,709,829
     Class Y                                                       36,305
  Distribution fees
     Class A                                                    5,795,200
     Class B                                                   14,532,632
     Class C                                                   17,393,998
     Class R                                                          257
  Administrative fees                                             762,744
  Custodian fees                                                  268,188
  Registration fees                                               848,347
  Professional fees                                               196,601
  Printing                                                        228,532
  Fees and expenses of nonaffiliated trustees                     174,742
  Interest expense                                                352,946
  Miscellaneous                                                   239,565
                                                             ------------
       Total expenses                                                           $   83,841,568
       Less fees paid indirectly                                                       (88,180)
                                                                                --------------
       Net expenses                                                             $   83,753,388
                                                                                --------------
         Net investment income                                                  $  385,072,078
                                                                                --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments (including net
     realized gain from affiliated issuers of $4,718,765)                       $   76,899,364
  Change in net unrealized gain (loss) on investments                            1,146,096,837
                                                                                --------------
     Net gain on investments                                                    $1,222,996,201
                                                                                --------------
     Net increase in net assets resulting from operations                       $1,608,068,279
                                                                                ==============


24 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/03 and 10/31/02, respectively

                                                           Year Ended         Year Ended
                                                            10/31/03           10/31/02
FROM OPERATIONS:
Net investment income                                  $    385,072,078    $  209,294,773
Net realized gain (loss) on investments                      76,899,364       (57,441,628)
Change in net unrealized gain (loss) on investments       1,146,096,837      (432,400,946)
                                                       ----------------    --------------
  Net increase (decrease) in net assets resulting
     from operations                                   $  1,608,068,279    $ (280,547,801)
                                                       ----------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.79 and $0.99 per share, respectively)    $   (165,880,856)   $  (92,643,885)
  Class B ($0.71 and $0.92 per share, respectively)         (94,090,533)      (62,129,864)
  Class C ($0.72 and $0.93 per share, respectively)        (110,592,957)      (60,754,103)
  Class R ($0.41 and $0.00 per share, respectively)              (2,767)                -
  Class Y ($0.83 and $1.02 per share, respectively)          (6,422,054)       (1,888,225)
Net realized gain:
  Class A ($0.01 and $0.00 per share, respectively)    $     (2,552,816)   $            -
  Class B ($0.01 and $0.00 per share, respectively)          (1,491,980)                -
  Class C ($0.01 and $0.00 per share, respectively)          (1,886,004)                -
  Class R ($0.01 and $0.00 per share, respectively)                (139)                -
  Class Y ($0.01 and $0.00 per share, respectively)            (131,145)                -
                                                       ----------------    --------------
     Total distributions to shareowners                $   (383,051,251)   $ (217,416,077)
                                                       ----------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                       $  4,963,329,806    $3,490,017,935
Reinvestment of distributions                               182,592,371       100,797,505
Cost of shares repurchased                               (1,782,282,171)     (854,169,636)
                                                       ----------------    --------------
  Net increase in net assets resulting from Fund
     share transactions                                $  3,363,640,006    $2,736,645,804
                                                       ----------------    --------------
  Net increase in net assets                           $  4,588,657,034    $2,238,681,926
NET ASSETS:
Beginning of year                                         3,133,584,857       894,902,931
                                                       ----------------    --------------
End of year (including accumulated net investment
  income of $0 and accumulated distributions
  in excess of net investment income of $(8,082,911),
  respectively)                                        $  7,722,241,891    $3,133,584,857
                                                       ================    ==============


The accompanying notes are an integral part of these financial statements.   25

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

For the Years 10/31/03 and 10/31/02, respectively

                                    '03 Shares         '03 Amount        '02 Shares        '02 Amount
CLASS A
Shares sold                         237,583,680    $  2,511,909,249      150,478,181    $1,579,164,108
Reinvestment of distributions         9,218,419          98,219,011        5,387,420        54,560,895
Less shares repurchased            (102,611,104)     (1,106,704,023)     (51,154,232)     (516,618,937)
                                   ------------    ----------------      -----------    --------------
  Net increase                      144,190,995    $  1,503,424,237      104,711,369    $1,117,106,066
                                   ============    ================      ===========    ==============
CLASS B
Shares sold                          80,360,767    $    838,691,207       80,348,193    $  848,209,269
Reinvestment of distributions         3,277,265          34,873,710        2,071,262        21,016,369
Less shares repurchased             (20,754,975)       (224,281,726)     (15,795,134)     (158,951,773)
                                   ------------    ----------------      -----------    --------------
  Net increase                       62,883,057    $    649,283,191       66,624,321    $  710,273,865
                                   ============    ================      ===========    ==============
CLASS C
Shares sold                         136,136,058    $  1,446,297,628       96,131,161    $1,025,442,607
Reinvestment of distributions         4,228,084          45,550,009        2,317,660        23,655,467
Less shares repurchased             (36,949,716)       (404,426,229)     (16,832,743)     (170,733,460)
                                   ------------    ----------------      -----------    --------------
  Net increase                      103,414,426    $  1,087,421,408       81,616,078    $  878,364,614
                                   ============    ================      ===========    ==============
CLASS R*
Shares sold                              15,792    $        189,191
Reinvestment of distributions               236               2,898
Less shares repurchased                     (13)               (162)
                                   ------------    ----------------
  Net increase                           16,015    $        191,927
                                   ============    ================
CLASS Y
Shares sold                          15,486,156    $    166,242,531        3,566,635    $   37,201,951
Reinvestment of distributions           365,482           3,946,743          155,161         1,564,774
Less shares repurchased              (4,274,371)        (46,870,031)        (783,138)       (7,865,466)
                                   ------------    ----------------      -----------    --------------
  Net increase                       11,577,267    $    123,319,243        2,938,658    $   30,901,259
                                   ============    ================      ===========    ==============

*Class R shares were first publicly offered on April 1, 2003.


26 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         Year Ended      Year Ended
                                                                          10/31/03        10/31/02
CLASS A
Net asset value, beginning of period                                     $    9.14       $   10.41
                                                                         ---------       ---------
Increase (decrease) from investment operations:
 Net investment income                                                   $    0.80       $    0.96
 Net realized and unrealized gain (loss) on investments                       2.45           (1.24)
                                                                         ---------       ---------
 Net increase (decrease) from investment operations                      $    3.25       $   (0.28)
Distributions to shareowners:
 Net investment income                                                       (0.79)          (0.99)
 Net realized gain                                                           (0.01)              -
                                                                         ---------       ---------
Net increase (decrease) in net asset value                               $    2.45       $   (1.27)
                                                                         ---------       ---------
Net asset value, end of period                                           $   11.59       $    9.14
                                                                         =========       =========
Total return*                                                                36.83%          (3.53)%
Ratio of net expenses to average net assets                                   1.06%+          1.03%+
Ratio of net investment income to average net assets                          7.30%+          9.20%+
Portfolio turnover rate                                                         38%             29%
Net assets, end of period (in thousands)                                 $3,268,359      $1,260,074
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                 1.06%           1.10%
 Net investment income                                                        7.30%           9.13%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                 1.06%           1.03%
 Net investment income                                                        7.30%           9.20%

                                                                       Year Ended    Year Ended    Year Ended
                                                                        10/31/01    10/31/00 (a)    10/31/99
CLASS A
Net asset value, beginning of period                                    $ 11.35        $ 9.65       $  8.50
                                                                        -------        ------       -------
Increase (decrease) from investment operations:
 Net investment income                                                  $  1.08        $ 0.96       $  0.70
 Net realized and unrealized gain (loss) on investments                   (0.62)         1.94          1.14
                                                                        -------        ------       -------
 Net increase (decrease) from investment operations                     $  0.46        $ 2.90       $  1.84
Distributions to shareowners:
 Net investment income                                                    (1.06)        (1.05)        (0.69)
 Net realized gain                                                        (0.34)        (0.15)            -
                                                                        -------        ------       -------
Net increase (decrease) in net asset value                              $ (0.94)       $ 1.70       $  1.15
                                                                        -------        ------       -------
Net asset value, end of period                                          $ 10.41        $11.35       $  9.65
                                                                        =======        ======       =======
Total return*                                                              4.32%        31.12%        22.20%
Ratio of net expenses to average net assets                                0.96%+        0.95%+        1.90%
Ratio of net investment income to average net assets                       9.54%+        8.96%+        7.13%
Portfolio turnover rate                                                      24%           57%           64%
Net assets, end of period (in thousands)                                $345,825       $57,592      $ 7,591
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              1.24%         1.94%         3.67%
 Net investment income                                                     9.26%         7.97%         5.36%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                              0.93%         0.88%         1.90%
 Net investment income                                                     9.57%         9.03%         7.13%

(a) Pioneer Investment Management, Inc. assumed investment management of the Fund on February 25, 2000. Prior to that date, the Fund was advised by EQSF Advisors, Inc.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
  + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year Ended       Year Ended      Year Ended
                                                                     10/31/03        10/31/02        10/31/01
CLASS B
Net asset value, beginning of period                                $     9.16        $ 10.45         $  11.41
                                                                    ----------        -------         --------
Increase (decrease) from investment operations:
 Net investment income                                              $     0.72        $  0.88         $   1.00
 Net realized and unrealized gain (loss) on investments                   2.47          (1.25)           (0.63)
                                                                    ----------        -------         --------
 Net increase (decrease) from investment operations                 $     3.19        $ (0.37)        $   0.37
Distributions to shareowners:
 Net investment income                                                   (0.71)         (0.92)           (0.99)
 Net realized gain                                                       (0.01)             -            (0.34)
                                                                    ----------        -------         --------
Net increase (decrease) in net asset value                          $     2.47        $ (1.29)        $  (0.96)
                                                                    ----------        -------         --------
Net asset value, end of period                                      $    11.63        $  9.16         $  10.45
                                                                    ==========        =======         ========
Total return*                                                            35.94%         (4.20)%           3.45%
Ratio of net expenses to average net assets+                              1.85%          1.80%            1.72%
Ratio of net investment income to average net assets+                     6.58%          8.43%            8.70%
Portfolio turnover                                                          38%            29%              24%
Net assets, end of period (in thousands)                            $1,868,749        896,904         $326,596
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                             1.85%          1.87%            2.00%
 Net investment income                                                    6.58%          8.37%            8.42%
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                             1.85%          1.79%            1.69%
 Net investment income                                                    6.58%          8.44%            8.73%

                                                                                              2/25/00
                                                                                                 to
                                                                                            10/31/00 (a)
CLASS B
Net asset value, beginning of period                                                         $ 11.34
                                                                                             -------
Increase (decrease) from investment operations:
 Net investment income                                                                       $  0.69
 Net realized and unrealized gain (loss) on investments                                         0.08
                                                                                             -------
 Net increase (decrease) from investment operations                                          $  0.77
Distributions to shareowners:
 Net investment income                                                                         (0.70)
 Net realized gain                                                                                 -
                                                                                             -------
Net increase (decrease) in net asset value                                                   $  0.07
                                                                                             -------
Net asset value, end of period                                                               $ 11.41
                                                                                             =======
Total return*                                                                                   7.04%
Ratio of net expenses to average net assets+                                                    1.47%**
Ratio of net investment income to average net assets+                                           8.44%**
Portfolio turnover                                                                                57%
Net assets, end of period (in thousands)                                                     $46,069
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                   2.19%**
 Net investment income                                                                          7.92%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                   1.40%**
 Net investment income                                                                          8.50%**

(a) Class B Shares were first publicly offered on February 28, 2000. * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
 +  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                             Year Ended
                                                                                              10/31/03
CLASS C (a)
Net asset value, beginning of period                                                         $     9.25
                                                                                             ----------
Increase (decrease) from investment operations:
 Net investment income                                                                       $     0.72
 Net realized and unrealized gain (loss) on investments                                            2.47
                                                                                             ----------
 Net increase (decrease) from investment operations                                          $     3.21
Distributions to shareowners:
 Net investment income                                                                            (0.72)
 Net realized gain                                                                                (0.01)
                                                                                             ----------
Net increase (decrease) in net asset value                                                   $     2.48
                                                                                             ----------
Net asset value, end of period                                                               $    11.73
                                                                                             ==========
Total return*                                                                                     35.77%
Ratio of net expenses to average net assets+                                                       1.82%
Ratio of net investment income to average net assets+                                              6.53%
Portfolio turnover rate                                                                              38%
Net assets, end of period (in thousands)                                                     $2,413,415
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                      1.82%
 Net investment income                                                                             6.53%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                      1.82%
 Net investment income                                                                             6.53%

                                                                                                                        2/25/00
                                                                                            Year Ended   Year Ended        to
                                                                                             10/31/02     10/31/01      10/31/00
CLASS C (a)
Net asset value, beginning of period                                                         $ 10.55      $  11.51     $ 11.34
                                                                                             -------      --------     -------
Increase (decrease) from investment operations:
 Net investment income                                                                       $  0.90      $   1.01     $  0.69
 Net realized and unrealized gain (loss) on investments                                        (1.27)        (0.63)       0.19
                                                                                             -------      --------     -------
 Net increase (decrease) from investment operations                                          $ (0.37)     $   0.38     $  0.88
Distributions to shareowners:
 Net investment income                                                                         (0.93)        (1.00)      (0.71)
 Net realized gain                                                                                 -         (0.34)          -
                                                                                             -------      --------     -------
Net increase (decrease) in net asset value                                                   $ (1.30)     $  (0.96)    $  0.17
                                                                                             -------      --------     -------
Net asset value, end of period                                                               $  9.25      $  10.55     $ 11.51
                                                                                             =======      ========     =======
Total return*                                                                                  (4.27)%        3.50%       7.98%
Ratio of net expenses to average net assets+                                                    1.77%         1.69%       1.47%**
Ratio of net investment income to average net assets+                                           8.45%         8.67%       8.41%**
Portfolio turnover rate                                                                           29%           24%         57%
Net assets, end of period (in thousands)                                                     $946,866     $219,142     $20,788
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                   1.83%         1.97%       2.15%**
 Net investment income                                                                          8.39%         8.39%       7.72%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                   1.75%         1.66%       1.39%**
 Net investment income                                                                          8.46%         8.70%       8.48%**

(a) Class C Shares were first publicly offered on February 28, 2000. * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    4/1/03
                                                                      to
                                                                   10/31/03
CLASS R (a)
Net asset value, beginning of period                                $ 11.18
                                                                    -------
Increase from investment operations:
  Net investment income                                             $  0.44
  Net realized and unrealized gain on investments                      1.46
                                                                    -------
     Net increase from investment operations                        $  1.90
Distributions to shareowners:
  Net investment income                                               (0.41)
  Net realized gain                                                   (0.01)
                                                                    -------
Net increase in net asset value                                     $  1.48
                                                                    -------
Net asset value, end of period                                      $ 12.66
                                                                    =======
Total return*                                                         17.27%
Ratio of net expenses to average net assets+                           1.17%**
Ratio of net investment income to average net assets+                  6.48%**
Portfolio turnover rate                                                  38%
Net assets, end of period (in thousands)                            $   203
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                         1.17%**
  Net investment income                                                6.48%**

(a) Class R Shares were first publicly offered on April 1, 2003. * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period.
 ** Annualized.
  + Ratios with no reduction for fees paid indirectly.


30 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                            Year Ended      Year Ended
                                                                                            10/31/03        10/31/02
CLASS Y
Net asset value, beginning of period                                                         $   9.12        $ 10.39
                                                                                             --------        -------
Increase (decrease) from investment operations:
 Net investment income                                                                       $   0.85        $  0.97
 Net realized and unrealized gain (loss) on investments                                          2.43          (1.22)
                                                                                             --------        -------
 Net increase (decrease) from investment operations                                          $   3.28        $ (0.25)
Distributions to shareowners:
 Net investment income                                                                          (0.83)         (1.02)
 Net realized gain                                                                              (0.01)             -
                                                                                             --------        -------
Net increase (decrease) in net asset value                                                   $   2.44        $ (1.27)
                                                                                             --------        -------
Net asset value, end of period                                                               $  11.56        $  9.12
                                                                                             ========        =======
Total return*                                                                                   37.26%         (3.14)%
Ratio of net expenses to average net assets+                                                     0.71%          0.71%
Ratio of net investment income to average net assets+                                            7.45%          9.59%
Portfolio turnover rate                                                                            38%            29%
Net assets, end of period (in thousands)                                                     $171,517        $29,740
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                    0.71%          0.78%
 Net investment income                                                                           7.45%          9.53%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                    0.71%          0.70%
 Net investment income                                                                           7.45%          9.61%

                                                                                                             2/25/00
                                                                                              Year Ended        to
                                                                                               10/31/01    10/31/00 (a)
CLASS Y
Net asset value, beginning of period                                                           $ 11.32      $  11.34
                                                                                               -------      --------
Increase (decrease) from investment operations:
 Net investment income                                                                         $  1.06      $   0.74
 Net realized and unrealized gain (loss) on investments                                          (0.61)        (0.02)
                                                                                               -------      --------
 Net increase (decrease) from investment operations                                            $  0.45      $   0.72
Distributions to shareowners:
 Net investment income                                                                           (1.04)        (0.74)
 Net realized gain                                                                               (0.34)            -
                                                                                               -------      --------
Net increase (decrease) in net asset value                                                     $ (0.93)        (0.02)
                                                                                               -------      --------
Net asset value, end of period                                                                 $ 10.39      $  11.32
                                                                                               =======      ========
Total return*                                                                                     4.28%         6.56%
Ratio of net expenses to average net assets+                                                      0.62%         0.35%**
Ratio of net investment income to average net assets+                                            10.04%         6.59%**
Portfolio turnover rate                                                                             24%           57%
Net assets, end of period (in thousands)                                                       $ 3,340      $  1,769
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                     0.92%         1.06%**
 Net investment income                                                                            9.74%         6.11%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                     0.59%         0.29%**
 Net investment income                                                                           10.07%         6.63%**

(a) Class Y Shares were first publicly offered on February 28, 2000. * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
 ** Annualized.
  + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/03
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Yield Fund (the Fund), originally, Third Avenue High Yield Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective February 25, 2000, the Fund was reorganized as a Delaware statutory trust. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Class B, Class C, and Class Y shares were first publicly offered on February 25, 2000. Class R shares were first publicly offered April 1, 2003. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees and may

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    include yield equivalents or a pricing matrix. Market discount and premium are accreted or amortized daily, respectively and are included interest income on a yield-to-maturity basis with a corresponding increase in the cost basis of the security. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

The Fund invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/03                               (continued)
--------------------------------------------------------------------------------

The tax character of distributions paid during the years ended October 31, 2003 and 2002 were as follows:

--------------------------------------------------------------------------------
                                     2003              2002
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary Income             $376,989,167      $217,416,077
   Long-term capital gain         6,062,084                 -
                               ------------      ------------
    Total                      $383,051,251      $217,416,077
--------------------------------------------------------------------------------

The following shows components of distributable earnings on a fed eral income tax basis at October 31, 2003.

--------------------------------------------------------------------------------
                                         2003
--------------------------------------------------------------------------------
  Undistributed ordinary income     $    641,498
  Undistributed long-term gain         6,413,176
  Unrealized appreciation            675,272,125
                                    ------------
    Total                           $682,326,799
                                    ============
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and discount accretion on debt securities.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito), earned $2,499,964 in underwriting commissions on the sale of Fund shares during the year ended October 31, 2003.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/03                               (continued)
--------------------------------------------------------------------------------

G.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.60% of the excess over $1billion.

Through October 31, 2005, PIM may recover expenses that it incurred under PIM's prior expense limitation (within three years of being incurred) from the Fund to the extent the expense ratio of the Fund's Class A shares is less than 1.00%. Each class will reimburse PIM no more than the amount by which that class' expenses were reduced. Prior to October 31, 2002, under an expense limit and reimbursement agreement, PIM had agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Class A expenses to 1.00% of average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B, Class C and Class Y shares were reduced only to the extnet that such epxenses were reduced for Class A shares. From February 25, 2000 to May 1, 2001, PIM's expense limitation was 0.75% of average daily

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

net assets. As of October 31, 2003, no reimbursement was made to the Fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2003, approximately $4,026,486 was payable to PIM related to management fees and administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $883,155 in transfer agent fees payable to PIMSS at October 31, 2003.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A Shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $4,343,971 in distribution fees payable to PFD at October 31, 2003. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/03                               (continued)
--------------------------------------------------------------------------------

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2003, CDSCs in the amount of $6,558,781 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended October 31, 2003 the Fund's expenses were reduced by $88,180 under such arrangements.

6. Line of Credit Facility

The Fund, has a $150 million committed, unsecured revolving line of credit facility. The Fund may borrow up to the lesser of $150 million or the limit set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Fund pays a quarterly commitment fee for this facility at the annual rate of 0.10% on the unused facility.

For the year ended October 31, 2003, the average daily amount of borrowings outstanding during the period was $20,057,294. The related weighted average annualized interest rate for the period was 1.7%, and the total interest expense on such borrowings was $352,946. As of October 31, 2003, there were no borrowing outstanding.

7. Affiliated Companies

The Fund's investments in the following securities, when and if converted into voting stock, will exceed 5% of the outstanding voting stock of the issuer and are therefore considered to be affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of, and for the year ended, October 31, 2003:

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                           Purchases     Sales of
                            Beginning    of Principal    Principal                    Principal
Affiliates                   Balance        Amount        Amount        Income         Amount          Value
------------------------- ------------- -------------- ------------ -------------- -------------- --------------
Adaptec Inc.,
  3.0%, 3/5/07             $         -   $ 66,931,000   $        -   $   770,498    $ 66,931,000   $ 64,253,760
Adaptec Inc.,
  3.0%, 3/5/07 (144A)       13,287,000     13,400,000            -     1,102,667      39,600,000     38,016,000
Alpharma Inc.,
  5.75%, 4/1/05             15,876,500              -            -     1,292,600      22,480,000     21,721,300
Alpharma Inc.,
  3.0%, 6/1/06              46,238,555      4,000,000            -     2,015,811      67,998,000     79,557,660
CV Therapeutics,
  4.75%, 3/7/07             42,487,709     30,050,000            -     3,040,480      87,369,000     77,976,832
CV Therapeutics,
  2.0%, 5/16/23 (144A)               -     39,600,000    2,000,000       278,291      37,600,000     27,307,000
EDO Corp.,
  5.25%, 4/15/07            23,124,000     34,235,000    1,000,000     2,218,527      57,835,000     62,028,037
Finisar Corp.,
  5.25%, 10/15/08                    -      1,000,000            -         1,604       1,000,000        936,250
Finisar Corp.,
  2.5%, 10/15/10 (144A)              -     41,175,000            -        45,750      41,175,000     44,983,688
K-V Pharmaceuticals Co.,
  2.5%, 5/16/33 (144A)               -     36,450,000            -       414,935      36,450,000     43,876,688
Ligand Pharmaceuticals,
  6.0%, 11/16/07                     -     27,950,000    4,000,000     1,451,807      23,950,000     56,761,500
McMoran Exploration Co.,
  6.0%, 7/2/08 (144A)                -     36,770,000            -       682,475      36,770,000     46,168,412
Veeco Instruments,
  4.125%, 12/21/08          51,730,000     14,274,000            -     2,627,082      66,004,000     64,683,920
Wabash National Corp.,
  3.25%, 8/1/08 (144A)               -     36,000,000            -       292,710      36,000,000     50,445,000
                           -----------   ------------   ----------   -----------    ------------   ------------
Totals                     $62,115,055   $381,835,000   $  700,000   $16,235,237    $621,162,000   $678,716,047

Pioneer High Yield Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer High Yield Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer High Yield Fund (the "Fund") as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer High Yield Fund at October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 12, 2003

Pioneer High Yield Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Auditors
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 51 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

Name and Age                    Positions Held With the Fund   Term of Office and Length of Service
John F. Cogan, Jr. (77)*        Chairman of the Board,         Since 1999.
                                Trustee and President          Serves until a successor trustee is
                                                               elected or earlier retirement or removal.

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

========================================================================================================
Osbert M. Hood (51)**           Trustee and                    Since June, 2003.
                                Executive Vice President       Serves until a successor trustee is
                                                               elected or earlier retirement or removal.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address           Positions Held With the Fund   Term of Office and Length of Service
 Mary K. Bush (55)              Trustee                        Since 1999.
 3509 Woodbine Street,                                         Serves until a successor trustee is
 Chevy Chase, MD 20815                                         elected or earlier retirement or removal.

=========================================================================================================
 Richard H. Egdahl, M.D. (76)   Trustee                        Since 1999.
 Boston University Healthcare                                  Serves until a successor trustee is
 Entrepreneurship Program,                                     elected or earlier retirement or removal.
 53 Bay State Road,
 Boston, MA 02215

=========================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                 Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global            Director of Harbor Global Company,
Asset Management S.p.A. ("PGAM"); Non-Executive             Ltd.
Chairman and a Director of Pioneer Investment
Management USA Inc. ("PIM-USA"); Chairman and a
Director of Pioneer; Director of Pioneer Alternative
Investment Management Limited (Dublin); President and
a Director of Pioneer Alternative Investment
Management (Bermuda) Limited and affiliated funds;
President and Director of Pioneer Funds Distributor,
Inc. ("PFD"); President of all of the Pioneer Funds;
and Of Counsel (since 2000, partner prior to 2000),
Hale and Dorr LLP (counsel to PIM-USA and the Pioneer
Funds)
=====================================================================================================
President and Chief Executive Officer, PIM-USA since        None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                 Other Directorships Held by this Trustee
President, Bush International (international financial      Director of Brady Corporation
advisory firm)                                              (industrial identification and
                                                            specialty coated material products
                                                            manufacturer), Millennium Chemicals,
                                                            Inc. (commodity chemicals), Mortgage
                                                            Guaranty Insurance Corporation, and
                                                            R.J. Reynolds Tobacco Holdings, Inc.
                                                            (tobacco)
=====================================================================================================
Alexander Graham Bell Professor of Health Care              None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of
Surgery, Boston University School of Medicine; and
University Professor, Boston University
=====================================================================================================

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address            Positions Held With the Fund   Term of Office and Length of Service
Margaret B.W. Graham (56)        Trustee                        Since 1999.
1001 Sherbrooke Street West,                                   Serves until a successor trustee is
Montreal, Quebec, Canada                                       elected or earlier retirement or removal.
H3A 1G5
=========================================================================================================
Marguerite A. Piret (55)         Trustee                        Since 1999.
One Boston Place, 28th Floor,                                   Serves until a successor trustee is
Boston, MA 02108                                                elected or earlier retirement or removal.
=========================================================================================================
Stephen K. West (75)             Trustee                        Since 1993.
125 Broad Street,                                               Serves until a successor trustee is
New York, NY 10004                                              elected or earlier retirement or removal.
=========================================================================================================
John Winthrop (67)              Trustee                         Since 1985.
One North Adgers Wharf,                                         Serves until a successor trustee is
Charleston, SC 29401                                            elected or earlier retirement or removal.

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Name and Age                  Positions Held With the Fund   Term of Office and Length of Service
Dorothy E. Bourassa (55)      Secretary                      Serves at the discretion of board.

=========================================================================================================
Christopher J. Kelley (38)    Assistant Secretary            Serves at the discretion of board.
=========================================================================================================

David C. Phelan (46)          Assistant Secretary            Serves at the discretion of board.
=========================================================================================================

Vincent Nave (58)             Treasurer                      Serves at the discretion of board.

=========================================================================================================
Luis I. Presutti (38)         Assistant Treasurer            Serves at the discretion of board.

=========================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             Other Directorships Held by this
Principal Occupation During Past Five Years                  Trustee
Founding Director, The Winthrop Group, Inc. (consulting      None
firm); Professor of Management, Faculty of Management,
McGill University
=====================================================================================================
President and Chief Executive Officer, Newbury, Piret &      None
Company, Inc. (investment banking firm)
=====================================================================================================
Senior Counsel, Sullivan & Cromwell (law firm)               Director, The Swiss Helvetia Fund,
                                                             Inc. (closed-end
                                                             investment company)
                                                             and AMVESCAP PLC
                                                             (investment managers)
=====================================================================================================
President, John Winthrop & Co., Inc.                         None
(private investment firm)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  Other Directorships Held by this
Principal Occupation During Past Five Years                       Officer
Secretary of PIM-USA: Senior Vice President-Legal of              None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director
of Compliance of PIM-USA from April 1998 through
October 2000
=====================================================================================================
Assistant Vice President and Senior Counsel of Pioneer            None
since July 2002; Vice President and Senior Counsel of
BISYS Fund Services, Inc. (April 2001 to June 2002);
Senior Vice President and Deputy General Counsel of
Funds Distributor, Inc. (July 2000 to April 2001; Vice
President and Associate General Counsel from July 1996
to July 2000); Assistant Secretary of all of the Pioneer
Funds since September 2003
=====================================================================================================
Partner, Hale and Dorr LLP; Assistant Secretary of all of         None
Pioneer Funds since September 2003
=====================================================================================================
Vice President-Fund Accounting, Administration and                None
Custody Services of Pioneer (Manager from September
1996 to February 1999); and  Treasurer of all of the Pioneer
Funds (Assistant Treasurer from June 1999 to  November 2000)
=====================================================================================================
Assistant Vice President-Fund Accounting, Administration         None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
=====================================================================================================

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Name and Age                   Positions Held With the Fund   Term of Office and Length of Service
Gary Sullivan (45)             Assistant Treasurer            Serves at the discretion of board.
=====================================================================================================

Katherine Kim Sullivan (29)    Assistant Treasurer            Serves at the discretion of board.
=====================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             Other Directorships Held by this
Principal Occupation During Past Five Years                  Officer
Fund Accounting Manager-Fund Accounting, Administration      None
and Custody Services of Pioneer; and Assistant Treasurer
of all of the Pioneer Funds since May 2002
=====================================================================================================
Fund Administration Manager-Fund Accounting,                 None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
=====================================================================================================

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares) Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

 Most retirement plan withdrawals must meet specific conditions to avoid penalties.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

 Most retirement plan withdrawals must meet specific conditions to avoid penalties.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-55014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                                 ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[LOGO]

Pioneer Investment Management, Inc.
60 State Street                                                    14480-00-1203
Boston, Massachusetts 02109             (C) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December XX, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December XX, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December XX, 2003

* Print the name and title of each signing officer under his or her signature.